Calvert Variable Series, Inc.
Ameritas Income & Growth Portfolio

Supplement to
Calvert Variable Series, Inc.
Ameritas Income & Growth Portfolio

Prospectus and Statement of Additional Information dated April 30, 2007
Date of Supplement: June 11, 2007

On June 7, 2007, the Board of Directors of Calvert Variable Series, Inc., of which the Ameritas Income & Growth Portfolio is a series, approved a sub-advisory agreement between Calvert Asset Management Company, Inc. (as the investment advisor) and Summit Investment Partners, Inc. (Summit) for the management of the Portfolio. Thus, effective June 8, 2007, the Ameritas Income & Growth Portfolio will be sub-advised by Summit. Summit is a wholly-owned subsidiary of The Union Central Life Insurance Company, which is an indirect subsidiary of UNIFI Mutual Holding Company.

Due to the affiliation between the Advisor (a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI Mutual Holding Company) and Summit, this change in sub-advisor is subject to shareholder approval. A filing is being made with the Securities and Exchange Commission detailing this change and will be sent to shareholders on or about July 30, 2007.

Further information about this new sub-advisor, to update the Portfolio’s Prospectus and Statement of Additional Information, follows:

Replace the second line of the sidebar on page 3 of the Prospectus with the following:

Subadvisor: Summit Investment Partners, Inc.

Under "Principal Risks" on Page 3 of the Prospectus, replace the fourth bullet with the following:

Returns from "value" stocks the Portfolio purchases will trail returns from other asset classes or the overall stock market. The market may favor growth stocks to the seclusion of value stocks, or may not favor equities at all. There is no guarantee that a value security is in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that the Portfolio invests in value securities, it may produce more modest gains than equity funds with more aggressive investment profiles.

Under "Principal Risks" on Page 3 of the Prospectus, omit the second paragraph. (Note: Summit will manage the Portfolio with a low portfolio turnover).

Under "Subadvisor and Portfolio Managers" on page 8 of the Prospectus, replace the first paragraph and the chart with the following:

Summit Investment Partners, Inc. ("Summit"), 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202, serves as the Subadvisor to the Portfolio. Summit is a wholly-owned subsidiary of The Union Central Life Insurance Company, which is an indirect subsidiary of UNIFI Mutual Holding Company.

Information is provided below identifying each member of the team who is employed by or associated with the Subadvisor of the Portfolio, and who is jointly and primarily responsible for the day-to-day management of the Portfolio (each a "Portfolio Manager"). The SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in the Portfolio.

Name of Portfolio Manger	Title	Length of Service With Subadvisory Firm	Business Experience During Last Five Years	Role on Management Team
James R. McGlynn	Managing Director - Equities	Mr. McGlynn has been with Summit since 1999.	Managing Director - Equities, Summit	Leads the Management Team
Yvonne M. Bishop	Assistant Portfolio Manager	Ms. Bishop has been with Summit since 2000.	Assistant Portfolio Manager for all equity accounts, Summit.	Provides analysis and trading as part of the Management Team.

Replace the first paragraph under "Subadvisors" on page 24 of the Statement of Additional Information with the following:

CAMCO has retained Summit Investment Partners, Inc. ("Summit") as Subadvisor for the Income & Growth Portfolio. Summit is a wholly-owned subsidiary of The Union Central Life Insurance Company, which is an indirect subsidiary of UNIFI Mutual Holding Company. Summit receives a subadvisory fee, paid by the Advisor, of .30% of the Portfolio's average daily net assets.

CAMCO has retained Fred Alger Management, Inc. ("Alger") as Subadvisor for the MidCap Growth Portfolio. Alger is owned by Alger Inc., which in turn is owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Alger, is controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, each of whom owns 33% of the voting rights of Alger. Alger receives a subadvisory fee, paid by the Advisor, of .53% of the first $250 million of the Portfolio's average daily net assets, .48% of the next $250 million in assets, and .45% of assets in excess of $500 million.

Under "Other Accounts Managed by Portfolio Manager of the Portfolios," replace the three charts on page 26 of the Statement of Additional Information with the following:

INCOME & GROWTH

Summit:
James R. McGlynn

Accounts Managed (not including Income & Growth) as of April 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	6	N/A	2
Total Assets in Other Accounts Managed	$169,896,814	N/A	$32,388,948
Number of Other Accounts in which Advisory Fee is based on Account’s Performance	N/A	N/A	N/A
Total Assets in Other Accounts in which Advisory Fee is based on Account’s Performance	N/A	N/A	N/A

Summit:
Yvonne M. Bishop

Accounts Managed (not including Income & Growth) as of April 30, 2007	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	N/A	2
Total Assets in Other Accounts Managed	$169,179,194	N/A	$32,388,948
Number of Other Accounts in which Advisory Fee is based on Account’s Performance	N/A	N/A	N/A
Total Assets in Other Accounts in which Advisory Fee is based on Account’s Performance	N/A	N/A	N/A

Under "Potential Conflicts of Interest in Managing a Portfolio and Other Accounts," replace the first paragraph on page 32 of the Statement of Additional Information with the following:

INCOME & GROWTH

Summit:
James R. McGlynn and Yvonne M. Bishop

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolio on one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same indexes the Portfolio tracks or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. Summit has adopted policies and procedures reasonable designed to allocate investment opportunities on a fair and equitable basis over time.

Under "Compensation of Portfolio Managers of the Portfolios," replace the chart on page 35 of the Statement of Additional Information with the following:

INCOME & GROWTH

Summit:
James R. McGlynn and Yvonne M. Bishop

Compensation with Respect to Management of Income & Growth and Other Accounts as of April 30, 2007
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Summit	The base salary is a fixed amount based on industry market compensation surveys.
Bonus	Summit

The annual bonus is based on various criteria, including adviser annual profitability compared to its budget, assets under management, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.).

Deferred Compensation	Summit	A long-term incentive compensation plan is based on the performance of the Adviser and its parent.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	N/A	N/A

Under "Securities Ownership of Portfolio Managers of the Portfolios," replace the last entry on the chart on page 40 of the Statement of Additional Information with the following:

Portfolio

	Firm	Name of Portfolio Manager	Portfolio Ownership
Income & Growth	Summit	James R. McGlynn

None

Yvonne M. Bishop

None